Related Party Disclosures	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Related Party Disclosures

40. RELATED PARTY DISCLOSURES

a) Parent undertaking and controlling party

The Company’s immediate and ultimate parent and controlling party is Banco Santander SA, a company incorporated in Spain. The smallest and largest groups into which the Santander UK group’s results are included are the group accounts of Banco Santander SA, copies of which may be obtained from Shareholder Relations, 2 Triton Square, Regent’s Place, London NW1 3AN.

b) Transactions with related parties

Transactions with related parties during the year and balances outstanding at the year-end:

	Interest, fees and other income received			Interest, fees and other expenses paid			Amounts owed by related parties		Amounts owed to related parties
	2018 £m	2017 £m	2016 £m	2018 £m	2017 £m	2016 £m	2018 £m	2017 £m	2018 £m	2017 £m
Ultimate parent	(73)	(60)	(81)	231	321	188	2,737	4,398	(3,854)	(5,082)
Fellow subsidiaries	(81)	(76)	(271)	169	491	653	39	102	(591)	(981)
Associates & joint ventures	(28)	(20)	(27)	—	—	1	1,986	1,175	(718)	(33)

	(182)	(156)	(379)	400	812	842	4,762	5,675	(5,163)	(6,096)

For more on this, see ‘Balances with other Banco Santander companies’ in the Risk review. In addition, transactions with pension schemes operated by the Santander UK group are described in Note 31.

The above transactions were made in the ordinary course of business, except those carried out with Banco Santander SA as part of our ring-fencing implementation as described in Note 43, on substantially the same terms as for comparable transactions with third party counterparties, and within limits acceptable to the PRA. Such transactions do not involve more than the normal risk of collectability or present any unfavourable features.

In addition, in July 2018 we transferred £1.4bn of customer loans, £21.5bn of other assets and £20.7bn of liabilities from Santander UK to Banco Santander London Branch. Of these transfers, £19.7bn of assets and £18.8bn of liabilities related to derivatives business. These transfers reduced RWAs by £5.5bn and we paid an associated dividend of £668m. For more on ring-fencing, see Note 43.

Santander UK Group Holdings plc [member]
Statement [LineItems]
Related Party Disclosures

16. RELATED PARTY TRANSACTIONS

The Company’s only transactions with related parties arise in connection with the receipt of dividends declared by its subsidiaries, payment of dividends on its own ordinary shares and Perpetual Capital Securities, interest payments to its subsidiary on intercompany loans and interest received from its subsidiary relating to downstreamed funding of senior debt, as well as the transactions entered into as part of the implementation of Santander UK’s ring-fencing plans as set in Note 43 to the Consolidated Financial Statements.